Financial instruments - Fair values and risk management - Unsecured Eurobonds (Details) € in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) aircraft item	Mar. 31, 2020 EUR (€) aircraft	Mar. 31, 2019 EUR (€) aircraft
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 5,427	€ 4,211	€ 3,644
Capitalized leases	€ 183	€ 246	€ 0
Number of aircraft | aircraft	451
Number of unsecured Eurobonds | item	4
Aircraft under operating lease
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft | aircraft	31
Aircraft financed for acquisition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft | aircraft	66	89	144
1.875% and 1.125% unsecured Eurobonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 850
Unsecured syndicate bank borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 750